Concentration of risks	12 Months Ended
Dec. 31, 2014
Concentration of risks [Abstract]
Concentration of risks

Note 19 - Concentration of risks

The Company's operations are carried out in the PRC and its operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company's results may be adversely affected by changes in government policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments that subject the Company to a concentration of credit risk consist of cash, accounts receivable and advances to suppliers. The Company maintains balances at financial institutions located in Hong Kong, China and the U.S. From time-to-time, balances in Hong Kong and the U.S. may exceed the Hong Kong Deposit Protection Board insured limits for the banks located in Hong Kong and FDIC deposit insurance limits for banks located in the U.S. Balances at financial institutions or state owned banks within the PRC are not insured. As of December 31, 2014 and 2013, the Company had deposits, in excess of insured limits totaling nil and $13,342, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks to the cash in its bank accounts.

The Company provides unsecured credit terms for sales to certain customers. As a result, there are credit risks with the accounts receivable balances. The Company constantly re-evaluates the credit worthiness of customers buying on credit and maintains an allowance for doubtful accounts.

Sales revenue from two major customers was $22,334, or approximately 51.7% of the Company's total sales for the year ended December 31, 2014, with each customer individually accounting for 37.8% and 13.9% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2014. The Company's accounts receivable from these customers was approximately $22,334 as of December 31, 2014.

Sales revenue from two major customers was $73,452, or approximately 36.5% of the Company's total sales for the year ended December 31, 2013, with each customer individually accounting for 22.3% and 14.2% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2013. The Company's accounts receivable from these customers was approximately $15,948 as of December 31, 2013.

Sales revenue from three major customers was $61,547, or approximately 36.9% of the Company's total sales for the year ended December 31, 2012, with each customer individually accounting for 17.3%, 9.5% and 10.1% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2012. The Company's accounts receivable from these customers was approximately $19,406 as of December 31, 2012.

Two major vendors provided approximately 64.3% of total purchases (including 46.9% of purchases from Honesty Group) by the Company during the year ended December 31, 2014. The Company had no accounts payable due to these vendors as of December 31, 2014.

Two major vendors provided approximately 71.0% of total purchases (including 42.4% of purchases from Honesty Group) by the Company during the year ended December 31, 2013. The Company had made advances of $32,803 and rental deposits of $10 to these vendors as of December 31, 2013.

One major vendor (Honesty Group) provided approximately 77.4% of total purchases by the Company during the year ended December 31, 2012. The Company had made advances of $9,408, rental deposits of $10 and owed accounts payable of $1,961 to this vendor as of December 31, 2012.